Significant accounting policies (Details Textual)	12 Months Ended
Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Product warranty period	2 years
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Product specific experience (months)	12 months
Clear experience trend (months)	24 months
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	20 years
Product specific experience (months)	15 months
Clear experience trend (months)	36 months